UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves Semi-Annual Report May 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/16	% of fund's investments 11/30/15	% of fund's investments 5/31/15
1 - 7	31.3	29.9	32.3
8 - 30	23.1	21.0	25.3
31 - 60	15.2	17.1	16.2
61 - 90	16.2	15.2	15.2
91 - 180	13.2	16.8	10.0
> 180	1.0	0.0	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
U.S. Government Agency Debt	74.9%
Repurchase Agreements	25.8%
U.S. Treasury Debt	1.6%
Net Other Assets (Liabilities)*	(2.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of November 30, 2015
U.S. Government Agency Debt	67.7%
Repurchase Agreements	27.2%
U.S. Treasury Debt	5.6%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	5/31/16	2/29/16	11/30/15	8/31/15	5/31/15
Fidelity® Government Cash Reserves	0.07%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016

Showing Percentage of Net Assets

U.S. Treasury Debt - 1.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bills
7/7/16 to 11/25/16
(Cost $2,041,652)	0.40 to 0.50 (b)	2,044,520	2,041,652

U.S. Government Agency Debt - 74.9%
Federal Agencies - 74.9%
Fannie Mae
8/18/16 to 1/26/17	0.46 to 0.49 (c)%	$986,000	$985,456
Federal Farm Credit Bank
6/20/16 to 9/15/16	0.38 to 0.45 (c)	753,365	753,356
Federal Home Loan Bank
6/1/16 to 11/2/17	0.32 to 0.60 (c)(d)	87,021,305	86,997,288
Freddie Mac
6/14/16 to 3/9/17	0.38 to 0.75 (c)	5,838,000	5,837,801
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $94,573,901)			94,573,901

U.S. Government Agency Repurchase Agreement - 18.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.3% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	$13,251,680	$13,251,569
With:
Citibank NA at:
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $129,061,621, 0.13% - 7.63%, 11/15/16 - 8/15/45)	126,008	126,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $773,880,984, 0% - 7.25%, 8/26/16 - 5/15/46)	755,047	755,000
Credit Suisse Securities (U.S.A.) LLC at:
0.28%, dated:
5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $129,788,351, 3.5% - 8%, 4/15/21 - 3/25/46)	126,007	126,000
5/27/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $129,786,045, 3.5% - 5.5%, 7/25/31 - 2/25/46)	126,007	126,000
0.35%, dated 5/6/16 due 6/6/16 (Collateralized by U.S. Government Obligations valued at $186,477,251, 3.5% - 6%, 10/15/31 - 5/15/54)	181,055	181,000
ING Financial Markets LLC at:
0.35%, dated 4/1/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $80,629,868, 3.5%, 1/1/46)	79,048	79,000
0.37%, dated 4/25/16 due 6/22/16 (Collateralized by U.S. Government Obligations valued at $133,672,976, 3% - 3.5%, 1/1/46 - 5/1/46)	131,078	131,000
0.4%, dated:
5/9/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $262,206,627, 3.5% - 4%, 12/1/45 - 2/1/46)	257,251	257,000
5/10/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $157,117,081, 3.5%, 10/1/42 - 1/1/46)	154,154	154,000
5/11/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $157,116,584, 3.5%, 1/1/46)	154,154	154,000
0.41%, dated:
4/21/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $132,663,289, 3%, 5/1/46)	130,133	130,000
5/3/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $209,170,337, 3.5%, 12/1/25 - 1/1/46)	205,210	205,000
5/4/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $209,164,341, 3.5%, 12/1/25 - 3/1/46)	205,210	205,000
5/5/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $157,128,059, 3.5%, 1/1/46)	154,158	154,000
5/6/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $191,816,750, 3.5%, 10/1/42 - 1/1/46)	188,193	188,000
0.43%, dated 4/13/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $131,655,802, 3% - 3.5%, 1/1/46 - 5/1/46)	129,139	129,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $791,858,595, 1.58% - 6%, 8/1/22 - 5/1/46)	776,453	776,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated:
5/3/16 due 7/6/16 (Collateralized by U.S. Government Obligations valued at $210,267,205, 0.25% - 6.06%, 5/1/18 - 5/1/46)	206,139	206,000
5/9/16 due 6/6/16 (Collateralized by U.S. Government Obligations valued at $210,171,048, 1.83% - 5.52%, 2/15/19 - 3/1/46)	206,061	206,000
5/10/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $289,851,634, 1.39% - 6%, 5/1/18 - 9/1/48)	284,186	284,000
5/25/16 due 7/25/16 (Collateralized by U.S. Government Obligations valued at $449,065,421, 1.82% - 6%, 4/1/20 - 11/20/64)	440,283	440,000
0.43%, dated 4/8/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $213,317,579, 0.25% - 7%, 2/28/17 - 8/20/61)	209,225	209,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $264,777,680, 3% - 6.5%, 10/25/38 - 5/25/46)	257,260	257,000
RBC Capital Markets Corp. at:
0.34%, dated:
5/2/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $183,788,752, 1.58% - 6%, 4/1/27 - 6/1/46)	180,102	180,000
5/4/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $391,857,261, 1.5% - 6.5%, 7/1/16 - 6/1/46)	384,225	384,000
5/16/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $522,319,541, 2.31% - 5%, 4/1/27 - 6/1/46)	512,305	512,000
5/17/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $261,189,948, 2.11% - 6%, 12/1/20 - 5/1/46)	256,152	256,000
0.35%, dated:
4/11/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $213,286,848, 2.25% - 5.5%, 6/1/28 - 6/1/46)	209,122	209,000
4/11/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $265,331,495, 1.88% - 7%, 7/1/19 - 6/1/46)	260,152	260,000
4/15/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $263,420,472, 1.58% - 6%, 2/1/28 - 6/1/46)	258,151	258,000
4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $263,272,575, 2% - 7%, 5/1/26 - 6/1/46)	258,145	258,000
5/27/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $259,109,678, 2.25% - 5.5%, 8/1/18 - 6/1/46)	254,081	254,000
0.37%, dated 5/23/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $138,769,308, 2.12% - 6%, 5/1/18 - 6/1/46)	136,081	136,000
Wells Fargo Securities, LLC at:
0.28%, dated 5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $128,525,998, 4%, 2/1/21 - 3/1/46)	126,007	126,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $777,656,913, 0.74% - 3.5%, 11/25/18 - 3/25/46)	755,047	755,000
0.45%, dated:
4/6/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $161,272,813, 3.5% - 4.5%, 12/1/25 - 5/1/46)	158,182	158,000
4/7/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $360,307,541, 3.5% - 4%, 1/1/31 - 5/1/46)	353,402	353,000
4/11/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $106,147,627, 3.5% - 4%, 2/1/31 - 5/1/46)	104,118	104,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,932,569)		22,932,569

U.S. Treasury Repurchase Agreement - 7.6%
With:
Barclays Capital, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $595,685,170, 0% - 6.13%, 6/23/16 - 11/15/27)	584,005	584,000
BMO Harris Bank NA at:
0.35%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $152,973,007, 1.38% - 2.5%, 8/31/20 - 2/15/45)	149,114	149,000
0.38%, dated 3/2/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $309,940,640, 1.38%, 8/31/20)	303,387	303,000
Commerz Markets LLC at:
0.4%, dated:
5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,272,880,184, 0.5% - 7.5%, 6/15/16 - 5/15/46)	1,247,014	1,247,000
5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $650,762,398, 1% - 2.5%, 5/31/19 - 8/15/24)	638,007	638,000
Deutsche Bank Securities, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $802,145,784, 0% - 9.13%, 6/9/16 - 5/15/46)	786,007	786,000
Federal Reserve Bank of New York at 0.25%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $2,497,017,379, 2.75%, 2/15/24)	2,497,017	2,497,000
Mizuho Securities U.S.A., Inc. at:
0.29%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $147,500,286, 2.25%, 11/15/24)	144,001	144,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $1,150,172,810, 1.75% - 2.75%, 2/15/19 - 5/15/24)	1,123,068	1,123,000
Royal Bank of Canada at:
0.28%, dated:
5/26/16 due 6/2/16 (Collateralized by U.S. Treasury Obligations valued at $422,223,237, 3.63% - 3.75%, 8/15/43 - 11/15/43)	408,022	408,000
5/26/16 due 6/2/16 (Collateralized by U.S. Treasury Obligations valued at $92,971,330, 2%, 9/30/20)	91,005	91,000
5/27/16 due 6/3/16 (Collateralized by U.S. Treasury Obligations valued at $945,948,862, 1.5% - 3%, 2/28/22 - 5/15/45)	925,050	925,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $394,200,795, 2% - 2.88%, 9/30/20 - 8/15/45)	382,023	382,000
Wells Fargo Securities, LLC at 0.4%, dated:
4/4/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $107,169,106, 0.63%, 10/15/16 - 6/30/17)	105,107	105,000
4/6/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $161,260,349, 0.5% - 1.38%, 8/31/16 - 4/30/21)	158,162	158,000
4/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $80,629,261, 0.5% - 0.88%, 7/31/16 - 10/15/17)	79,080	79,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $9,619,000)		9,619,000
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $129,167,122)		129,167,122
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,875,324)
NET ASSETS - 100%		$126,291,798

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $133,902,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $134,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$13,251,569,000 due 6/01/16 at 0.30%
BNY Mellon Capital Markets LLC	$134,139
Bank of America NA	1,580,160
Bank of Nova Scotia	16,304
BNP Paribas, S.A.	2,917,528
Citibank NA	838,370
Credit Agricole CIB New York Branch	2,515,111
Credit Suisse Securities (USA) LLC	3,124,520
HSBC Securities (USA), Inc.	200,538
ING Financial Markets LLC	80,484
J.P. Morgan Securities, Inc.	905,440
Mizuho Securities USA, Inc.	368,212
Societe Generale	402,418
Wells Fargo Securities LLC	168,345
$13,251,569

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $32,551,569) — See accompanying schedule: Unaffiliated issuers (cost $129,167,122)		$129,167,122
Receivable for fund shares sold		1,676,156
Interest receivable		39,499
Prepaid expenses		38
Other receivables		1,827
Total assets		130,884,642
Liabilities
Payable for investments purchased
Regular delivery	$2,845,663
Delayed delivery	373,000
Payable for fund shares redeemed	1,199,127
Distributions payable	695
Accrued management fee	17,714
Payable for reverse repurchase agreement	134,000
Other affiliated payables	20,332
Other payables and accrued expenses	2,313
Total liabilities		4,592,844
Net Assets		$126,291,798
Net Assets consist of:
Paid in capital		$126,291,547
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments		261
Net Assets, for 126,252,991 shares outstanding		$126,291,798
Net Asset Value, offering price and redemption price per share ($126,291,798 ÷ 126,252,991 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016
Investment Income
Interest		$230,986
Expenses
Management fee	$102,499
Transfer agent fees	117,131
Accounting fees and expenses	1,637
Custodian fees and expenses	522
Independent trustees' fees and expenses	274
Registration fees	1,343
Audit	57
Legal	139
Miscellaneous	414
Total expenses before reductions	224,016
Expense reductions	(16,265)	207,751
Net investment income (loss)		23,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		261
Net increase in net assets resulting from operations		$23,496

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,235	$11,220
Net realized gain (loss)	261	710
Net increase in net assets resulting from operations	23,496	11,930
Distributions to shareholders from net investment income	(23,245)	(11,628)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	172,469,816	300,706,412
Reinvestment of distributions	21,436	11,177
Cost of shares redeemed	(161,289,492)	(299,571,578)
Net increase (decrease) in net assets and shares resulting from share transactions	11,201,760	1,146,011
Total increase (decrease) in net assets	11,202,011	1,146,313
Net Assets
Beginning of period	115,089,787	113,943,474
End of period (including distributions in excess of net investment income of $10 and $0, respectively)	$126,291,798	$115,089,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Cash Reserves

	Six months endedMay 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	.01%	.01%	.01%	.02%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.37%E	.37%	.37%	.37%	.38%	.37%
Expenses net of fee waivers, if any	.34%E	.26%	.24%	.28%	.36%	.34%
Expenses net of all reductions	.34%E	.26%	.24%	.28%	.36%	.34%
Net investment income (loss)	.04%E	.01%	.01%	.01%	.02%	.01%
Supplemental Data
Net assets, end of period (in millions)	$126,292	$115,090	$113,943	$119,282	$116,471	$119,541

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$129,167,122

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $35,063 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $16,029.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $236.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2016, the results of its operations, the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Cash Reserves’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 12, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.34%	$1,000.00	$1,000.20	$1.70
Hypothetical-C		$1,000.00	$1,023.30	$1.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CAS-SANN-0716
1.704549.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016